Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (PEO) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

	Summary	Compensation	Average Summary Compensation	Average Compensation	Value of Initial Fixed $100 Investment based on:(4)
Year	Compensation Table Total for Jeffrey A. Miller(1) ($)	Actually Paid to Jeffrey A. Miller(1,2,3) ($)	Table Total for Non-PEO NEOs(1) ($)	Actually Paid to Non-PEO NEOs(1,2,3) ($)	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	ROCE(5)
2023	19,911,392	20,834,868	7,358,140	7,347,798	156.92	115.10	2,662	18.1%
2022	23,402,317	64,585,671	8,040,278	19,847,918	167.76	112.94	1,595	12.3%
2021	23,591,982	33,778,483	9,206,791	12,042,514	96.13	69.94	1,468	13.4%
2020	22,319,385	19,510,665	7,649,701	6,933,420	78.80	57.92	(2,942)	(13.7%)

(1)	Jeffrey A. Miller was our PEO for each year presented. The individuals comprising the Non-PEO named executive officers for each year presented are listed below.

2020	2021	2022	2023
Eric J. Carre	Eric J. Carre	Eric J. Carre	Eric J. Carre
Lance Loeffler	Lance Loeffler	Lance Loeffler	Lawrence J. Pope
Joe D. Rainey	Joe D. Rainey	Lawrence J. Pope	Joe D. Rainey
Mark J. Richard	Mark J. Richard	Joe D. Rainey	Mark J. Richard
		Mark J. Richard	Van H. Beckwith

(2)	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated using valuation methodology that is consistent with the equity awards that we accounted for under FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Jeffrey A. Miller ($)	Exclusion of Stock Awards for Jeffrey A. Miller ($)	Inclusion of Equity Values for Jeffrey A. Miller ($)	Compensation Actually Paid to Jeffrey A. Miller ($)
2023	19,911,392	(7,017,625)	7,941,101	20,834,868

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	7,358,140	(2,198,555)	2,188,213	7,347,798

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Jeffrey A. Miller ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Jeffrey A. Miller ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Jeffrey A. Miller ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Jeffrey A. Miller ($)	Total - Inclusion of Equity Values for Jeffrey A. Miller ($)
2023	7,420,687	4,652,994	—	(4,132,580)	7,941,101

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	1,685,079	1,504,628	215,555	(1,217,049)	2,188,213

(4)	The Peer Group TSR set forth in this table utilizes the Oil Service Index (OSX), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the OSX, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)	We determined Return on Capital Employed (ROCE) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023, as we did in 2022. More information on ROCE can be found in the Long-Term Incentives section of Compensation Discussion and Analysis. This performance measure may not have been the most important financial performance measure for years 2021 and 2020, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name		ROCE
Named Executive Officers, Footnote [Text Block]

(1)	Jeffrey A. Miller was our PEO for each year presented. The individuals comprising the Non-PEO named executive officers for each year presented are listed below.

2020	2021	2022	2023
Eric J. Carre	Eric J. Carre	Eric J. Carre	Eric J. Carre
Lance Loeffler	Lance Loeffler	Lance Loeffler	Lawrence J. Pope
Joe D. Rainey	Joe D. Rainey	Lawrence J. Pope	Joe D. Rainey
Mark J. Richard	Mark J. Richard	Joe D. Rainey	Mark J. Richard
		Mark J. Richard	Van H. Beckwith

Peer Group Issuers, Footnote [Text Block]		The Peer Group TSR set forth in this table utilizes the Oil Service Index (OSX), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the OSX, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total for Jeffrey A. Miller ($)	Exclusion of Stock Awards for Jeffrey A. Miller ($)	Inclusion of Equity Values for Jeffrey A. Miller ($)	Compensation Actually Paid to Jeffrey A. Miller ($)
2023	19,911,392	(7,017,625)	7,941,101	20,834,868

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Jeffrey A. Miller ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Jeffrey A. Miller ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Jeffrey A. Miller ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Jeffrey A. Miller ($)	Total - Inclusion of Equity Values for Jeffrey A. Miller ($)
2023	7,420,687	4,652,994	—	(4,132,580)	7,941,101

Non-PEO NEO Average Total Compensation Amount	[1]	$ 7,358,140	$ 8,040,278	$ 9,206,791	$ 7,649,701
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]	$ 7,347,798	19,847,918	12,042,514	6,933,420
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	7,358,140	(2,198,555)	2,188,213	7,347,798

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	1,685,079	1,504,628	215,555	(1,217,049)	2,188,213

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (TSR)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years.

PEO and Average Non-PEO NEO Compensation Actually Paid
Versus TSR

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the four most recently completed fiscal years.

PEO and Average Non-PEO NEO Compensation Actually Paid
Versus Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and ROCE

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our ROCE during the four most recently completed fiscal years.

PEO and Average Non-PEO NEO Compensation Actually Paid
Versus ROCE

Total Shareholder Return Vs Peer Group [Text Block]

Relationship Between Company TSR and Peer Group TSR

The following chart compares our cumulative TSR over the four most recently completed fiscal years to that of the Oil Service Index (OSX) over the same period.

Comparison of Cumulative TSR of Halliburton Company and
Oil Service Index (OSX)

Tabular List [Table Text Block]

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2023 to Company performance. The measures in this table are not ranked.

Most Important Financial Performance Measures
Return on Capital Employed
Net Operating Profit After Taxes
Asset Turns
Relative Total Shareholder Return

Total Shareholder Return Amount	[4]	$ 156.92	167.76	96.13	78.80
Peer Group Total Shareholder Return Amount	[4]	115.10	112.94	69.94	57.92
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		$ 2,662,000,000	$ 1,595,000,000	$ 1,468,000,000	$ (2,942,000,000)
Company Selected Measure Amount	[5]	0.181	0.123	0.134	(0.137)
PEO Name		Jeffrey A. Miller	Jeffrey A. Miller	Jeffrey A. Miller	Jeffrey A. Miller
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Return on Capital Employed
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Net Operating Profit After Taxes
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Asset Turns
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Relative Total Shareholder Return
Non-PEO NEO [Member] | Average Exclusion of Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (2,198,555)
Non-PEO NEO [Member] | Average Inclusion of Equity Values
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,188,213
Non-PEO NEO [Member] | Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,685,079
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,504,628
Non-PEO NEO [Member] | Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		215,555
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,217,049)
Jeffrey A. Miller
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	19,911,392	$ 23,402,317	$ 23,591,982	$ 22,319,385
PEO Actually Paid Compensation Amount	[1],[2],[3]	20,834,868	$ 64,585,671	$ 33,778,483	$ 19,510,665
Jeffrey A. Miller | PEO [Member] | Exclusion of Stock Awards for Jeffrey A. Miller
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(7,017,625)
Jeffrey A. Miller | PEO [Member] | Inclusion of Equity Values for Jeffrey A. Miller
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,941,101
Jeffrey A. Miller | PEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,420,687
Jeffrey A. Miller | PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,652,994
Jeffrey A. Miller | PEO [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Jeffrey A. Miller | PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (4,132,580)

[1]	Jeffrey A. Miller was our PEO for each year presented. The individuals comprising the Non-PEO named executive officers for each year presented are listed below.
[2]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated using valuation methodology that is consistent with the equity awards that we accounted for under FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.
[3]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
[4]	The Peer Group TSR set forth in this table utilizes the Oil Service Index (OSX), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the OSX, respectively. Historical stock performance is not necessarily indicative of future stock performance.
[5]	We determined Return on Capital Employed (ROCE) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023, as we did in 2022. More information on ROCE can be found in the Long-Term Incentives section of Compensation Discussion and Analysis. This performance measure may not have been the most important financial performance measure for years 2021 and 2020, and we may determine a different financial performance measure to be the most important financial performance measure in future years.